UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabriel L. Goddard
Title:  Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Gabriel L. Goddard                      January 29, 2013
     -----------------------------         -----------------------------
         Gabriel L. Goddard                      Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     76
                                        ----------------
Form 13F Information Table Value Total:     $5,347,621
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                December 31, 2012

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101      267937        2885702
Abbott Labs Com                     COM              002824100      241006        3679492
Accenture PLC                       COM              G1151C101      176767        2658160
Adobe Systems Inc                   COM              00724F101      161719        4291909
Advance Auto Parts Inc.             COM              00751Y106         386           5340
Alliant Techsystems Inc             COM              018804104         398           6430
Amphenol Corp                       COM              032095101      160655        2483077
Apollo Group Inc Cl A               COM              037604105         383          18320
Automatic Data Processing           COM              053015103      207551        3640609
Avon Products Inc                   COM              054303102         332          23180
Ball Corporation                    COM              058498106         380           8500
Bard (C.R.) Inc                     COM              067383109         508           5205
Baxter International Inc            COM              071813109         406           6100
Becton Dickinson                    COM              075887109      147351        1884530
Best Buy Company Inc                COM              086516101         290          24500
Bristol Myers Squibb Co Com         COM              110122108         352          10830
CH Robinson Worldwide               COM              12541W209      124079        1962668
Cigna Corp                          COM              125509109         390           7310
Clorox Co                           COM              189054109        4359          59545
Coca-Cola Co                        COM              191216100      132729        3661516
Cognizant Tech Solutions Corp       COM              192446102      181535        2451520
Colgate-Palmolive Co                COM              194162103      216823        2074067
Dell Inc                            COM              24702R101         397          39230
Deluxe Corp                         COM              248019101         373          11580
Eaton Vance                         COM              278265103         413          12970
Ecolab Inc                          COM              278865100       96395        1340684
Eli Lilly & Co                      COM              532457108         354           7180
Emerson Electric Co                 COM              291011104      198732        3752493
Equifax Inc                         COM              294429105      160004        2956471
Exxon Mobil Corp                    COM              30231G102         349           4040
Federated Investors Inc.            COM              314211103         347          17190
Flir Systems Inc                    COM              302445101         416          18650
Forest Labs                         COM              345838106         373          10580
General Dynamics Corp               COM              369550108         384           5550
Global Payments Inc.                COM              37940X102         379           8380
ITT Educational Svcs                COM              45068B109         286          16580
J2 Global Inc                       COM              48123V102         377          12340
Johnson & Johnson                   COM              478160104        1097          15650
Kroger Co                           COM              501044101         373          14360
Laboratory Corp of America Hol      COM              50540R409      118089        1363309
Lexmark Intl Inc                    COM              529771107         396          17080
Lockheed Martin Corp                COM              539830109         372           4040
Medtronic Inc                       COM              585055106      124343        3031280
Microsoft Corp Com                  COM              594918104      205873        7701948
Newell Rubbermaid Inc               COM              651229106         386          17370
Nike Inc Cl B                       COM              654106103      155122        3006254
Nu Skin Enterprises                 COM              67018T105         326           8820
Omnicom Group Inc                   COM              681919106      206597        4135253
Oracle Corp                         COM              68389X105      284241        8530653
Paychex Inc                         COM              704326107         536          17235
Pepsico Inc                         COM              713448108      278431        4068856
Pitney Bowes Inc                    COM              724479100         268          25190
Praxair Inc                         COM              74005P104      171018        1562525
Procter & Gamble Co                 COM              742718109      270874        3989908
Progressive Corp Ohio               COM              743315103         339          16080
Quest Diagnostics Inc               COM              74834L100         363           6230
Rockwell Collins Inc.               COM              774341101         388           6680
Strayer Education                   COM              863236105         357           6370
Stryker Corp                        COM              863667101        5712         104196
Sysco Corp                          COM              871829107         386          12220
T Rowe Price Group Inc              COM              74144T108      190713        2928196
TJX Companies Inc                   COM              872540109      125243        2950370
Tempur-pedic International Inc      COM              88023U101         450          14300
Tupperware Brands                   COM              899896104         399           6240
United Parcel Svc Cl B              COM              911312106      164427        2230130
United Technologies Corp            COM              913017109      244556        2982035
Unitedhealth Group Inc              COM              91324P102         355           6560
Varian Medical Systems              COM              92220P105      121059        1723508
Waddell & Reed Financial Inc        COM              930059100         389          11180
Wal Mart Stores Inc                 COM              931142103         326           4780
Walgreen Company                    COM              931422109         382          10330
Waters Corp                         COM              941848103      185916        2134031
Westamerica Bancorporation          COM              957090103         349           8200
Western Digital Corp                COM              958102105         450          10610
World Acceptance Corp               COM              981419104         412           5530
Zimmer Holdings Inc                 COM              98956P102         393           5910

Total Records 76                                                 5,347,621     92,755,845



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2798474                     87228
Abbott Labs Com                             Sole                    3567897                    111595
Accenture PLC                               Sole                    2577970                     80190
Adobe Systems Inc                           Sole                    4151209                    140700
Advance Auto Parts Inc.                     Sole                       5340
Alliant Techsystems Inc                     Sole                       6430
Amphenol Corp                               Sole                    2407447                     75630
Apollo Group Inc Cl A                       Sole                      18320
Automatic Data Processing                   Sole                    3529086                    111523
Avon Products Inc                           Sole                      23180
Ball Corporation                            Sole                       8500
Bard (C.R.) Inc                             Sole                       5205
Baxter International Inc                    Sole                       6100
Becton Dickinson                            Sole                    1843090                     41440
Best Buy Company Inc                        Sole                      24500
Bristol Myers Squibb Co Com                 Sole                      10830
CH Robinson Worldwide                       Sole                    1903558                     59110
Cigna Corp                                  Sole                       7310
Clorox Co                                   Sole                      58945                       600
Coca-Cola Co                                Sole                    3553320                    108196
Cognizant Tech Solutions Corp               Sole                    2375440                     76080
Colgate-Palmolive Co                        Sole                    2011955                     62112
Dell Inc                                    Sole                      39230
Deluxe Corp                                 Sole                      11580
Eaton Vance                                 Sole                      12970
Ecolab Inc                                  Sole                    1299592                     41092
Eli Lilly & Co                              Sole                       7180
Emerson Electric Co                         Sole                    3638210                    114283
Equifax Inc                                 Sole                    2865259                     91212
Exxon Mobil Corp                            Sole                       4040
Federated Investors Inc.                    Sole                      17190
Flir Systems Inc                            Sole                      18650
Forest Labs                                 Sole                      10580
General Dynamics Corp                       Sole                       5550
Global Payments Inc.                        Sole                       8380
ITT Educational Svcs                        Sole                      16580
J2 Global Inc                               Sole                      12340
Johnson & Johnson                           Sole                      15050                       600
Kroger Co                                   Sole                      14360
Laboratory Corp of America Hol              Sole                    1322209                     41100
Lexmark Intl Inc                            Sole                      17080
Lockheed Martin Corp                        Sole                       4040
Medtronic Inc                               Sole                    2942237                     89043
Microsoft Corp Com                          Sole                    7464164                    237784
Newell Rubbermaid Inc                       Sole                      17370
Nike Inc Cl B                               Sole                    2916758                     89496
Nu Skin Enterprises                         Sole                       8820
Omnicom Group Inc                           Sole                    4012856                    122397
Oracle Corp                                 Sole                    8274483                    256170
Paychex Inc                                 Sole                      17235
Pepsico Inc                                 Sole                    3946954                    121902
Pitney Bowes Inc                            Sole                      25190
Praxair Inc                                 Sole                    1515213                     47312
Procter & Gamble Co                         Sole                    3867913                    121995
Progressive Corp Ohio                       Sole                      16080
Quest Diagnostics Inc                       Sole                       6230
Rockwell Collins Inc.                       Sole                       6680
Strayer Education                           Sole                       6370
Stryker Corp                                Sole                     100958                      3238
Sysco Corp                                  Sole                      12220
T Rowe Price Group Inc                      Sole                    2835983                     92213
TJX Companies Inc                           Sole                    2861220                     89150
Tempur-pedic International Inc              Sole                      14300
Tupperware Brands                           Sole                       6240
United Parcel Svc Cl B                      Sole                    2163190                     66940
United Technologies Corp                    Sole                    2914660                     67375
Unitedhealth Group Inc                      Sole                       6560
Varian Medical Systems                      Sole                    1671018                     52490
Waddell & Reed Financial Inc                Sole                      11180
Wal Mart Stores Inc                         Sole                       4780
Walgreen Company                            Sole                      10330
Waters Corp                                 Sole                    2070691                     63340
Westamerica Bancorporation                  Sole                       8200
Western Digital Corp                        Sole                      10610
World Acceptance Corp                       Sole                       5530
Zimmer Holdings Inc                         Sole                       5910
